Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement [Line Items]
Net Income	$ 7,327	$ 4,437
Other Comprehensive Income, net of taxes (Note 23)
Reclassification to earnings of (gains) during the year	(83)	(31)
Other comprehensive income net of tax OCI debt financial assets	134	(105)
Net change in unrealized gains (losses) on derivatives designated as cash flow hedges
Gains (Losses) on derivatives designated as cash flow hedges arising during the year (Note 8)	2,512	(1,292)
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the year (Note 10)	1,417	973
Other comprehensive income net of tax cash flow hedges	3,929	(319)
Net gains on translation of net foreign operations
Unrealized gains on translation of net foreign operations	287	1,399
Unrealized (losses) on hedges of net foreign operations	(100)	(373)
Other comprehensive income, net of taxes, translation of net foreign operations	187	1,026
Items that will not be subsequently reclassified to net income
Net unrealized gains on fair value through OCI equity securities arising during the year	9
Net (losses) on remeasurement of pension and other employee future benefit plans (Note 22)	(69)	(1)
Net (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(633)	(291)
Items that will not be reclassified to net income	(693)	(292)
Total Other Comprehensive Income, net of taxes (Note 23)	3,557	310
Total Comprehensive Income	10,884	4,747
Attributable to:
Bank shareholders	10,875	4,735
Non-controlling interest in subsidiaries	9	12
Total Comprehensive Income	10,884	4,747
Debt securities [member]
Other Comprehensive Income, net of taxes (Note 23)
Unrealized gains (losses) on fair value through OCI debt securities arising during the year	$ 217	$ (74)